Regulatory Matters - Summary of Actual Capital Amounts and Ratios of Company and Bank (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual Amount	$ 56,742	$ 53,268
Tier 1 capital (to risk-weighted assets), Actual Amount	52,353	48,357
Tier 1 capital (to average assets), Actual Amount	52,353	48,357
Total capital (to risk-weighted assets), Actual Ratio	13.60%	13.60%
Tier 1 capital (to risk-weighted assets), Actual Ratio	12.50%	12.30%
Tier 1 capital (to average assets), Actual Ratio	8.50%	8.20%
Total capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Amount	33,488	31,416
Tier 1 capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Amount	16,744	15,708
Tier 1 capital (to average assets), Minimum Required For Capital Adequacy Purposes Amount	24,602	23,550
Total capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 capital (to average assets), Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	41,861	39,270
Tier 1 capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	25,116	23,562
Tier 1 capital (to average assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	30,753	29,438
Total capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	6.00%	6.00%
Tier 1 capital (to average assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%
Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets), Actual Amount	55,731	52,458
Tier 1 capital (to risk-weighted assets), Actual Amount	51,342	47,558
Tier 1 capital (to average assets), Actual Amount	51,342	47,558
Total capital (to risk-weighted assets), Actual Ratio	13.30%	13.40%
Tier 1 capital (to risk-weighted assets), Actual Ratio	12.30%	12.10%
Tier 1 capital (to average assets), Actual Ratio	8.40%	8.10%
Total capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Amount	33,464	31,392
Tier 1 capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Amount	16,732	15,696
Tier 1 capital (to average assets), Minimum Required For Capital Adequacy Purposes Amount	24,597	23,544
Total capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 capital (to risk-weighted assets), Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 capital (to average assets), Minimum Required For Capital Adequacy Purposes Ratio	4.00%	4.00%
Total capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	41,830	39,240
Tier 1 capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	25,098	23,544
Tier 1 capital (to average assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Amount	$ 30,746	$ 29,430
Total capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	10.00%	10.00%
Tier 1 capital (to risk-weighted assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	6.00%	6.00%
Tier 1 capital (to average assets), Minimum Required To Be Well Capitalized Under Prompt Corrective Action Ratio	5.00%	5.00%